Document and Entity Information	Nov. 25, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 26, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 24, 2024
Document Effective Date	Jan. 28, 2024
Prospectus Date	Nov. 25, 2024